Note 19 - Off-balance sheet lending commitments and guarantee business, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Total Stages [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[2]	€ 289	[1]	€ 272
Movements in financial assets including new business		70	[1]	18	[2]
Transfers due to changes in creditworthiness		0	[1]	0	[2]
Changes in models		0	[1]	0	[2]
Foreign exchange and other changes		(17)	[1]	0	[2]
Balance, end of reporting period	[1]	342		289	[2]
Provision for Credit Losses excluding country risk	[3]	70	[1]	18	[2]
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[2]	132	[1]	117
Movements in financial assets including new business		(13)	[1]	0	[2]
Transfers due to changes in creditworthiness		9	[1]	2	[2]
Changes in models		0	[1]	0	[2]
Foreign exchange and other changes		(1)	[1]	14	[2]
Balance, end of reporting period	[1]	128		132	[2]
Provision for Credit Losses excluding country risk	[3]	(4)	[1]	1	[2]
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[2]	73	[1]	36
Movements in financial assets including new business		(5)	[1]	31	[2]
Transfers due to changes in creditworthiness		(12)	[1]	0	[2]
Changes in models		0	[1]	0	[2]
Foreign exchange and other changes		(7)	[1]	6	[2]
Balance, end of reporting period	[1]	48		73	[2]
Provision for Credit Losses excluding country risk	[3]	(17)	[1]	31	[2]
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[2]	84	[1]	119
Movements in financial assets including new business		88	[1]	(13)	[2]
Transfers due to changes in creditworthiness		3	[1]	(2)	[2]
Changes in models		0	[1]	0	[2]
Foreign exchange and other changes		(9)	[1]	(20)	[2]
Balance, end of reporting period	[1]	166		84	[2]
Provision for Credit Losses excluding country risk	[3]	90	[1]	(15)	[2]
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[2]	0	[1]	0
Movements in financial assets including new business		0	[1]	0	[2]
Transfers due to changes in creditworthiness		0	[1]	0	[2]
Changes in models		0	[1]	0	[2]
Foreign exchange and other changes		0	[1]	0	[2]
Balance, end of reporting period	[1]	0		0	[2]
Provision for Credit Losses excluding country risk	[3]	€ 0	[1]	€ 0	[2]

[1]	Allowance for credit losses does not include allowance for country risk amounting to EUR4million as of December 31, 2019.
[2]	Allowance for credit losses does not include allowance for country risk amounting to EUR5million as of December 31, 2018.
[3]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.